RETIREMENT BENEFITS AND ASSETS HELD IN TRUST Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans
Benefit Obligation Assumptions
Discount rate	3.57%	4.00%	4.26%	[1]
Annual rate of salary increases	4.00%	4.00%	4.00%
Benefit Cost Assumptions
Annual rate of salary increases	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.20%	6.40%	6.70%
Other Postretirement Benefits Plan
Benefit Obligation Assumptions
Discount rate	3.75%	4.28%	4.62%
Annual rate of salary increases	4.00%	4.00%	4.00%
Benefit Cost Assumptions
Annual rate of salary increases	4.00%	4.00%	4.00%
Other Postretirement Benefits Plan | Benefit Obligation
Assumed Health Care Cost Trend Rates
Health care cost trend rate	6.75%	7.00%	7.15%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2025	2022	2022
Annual rate of increase in dental benefit costs	4.50%	5.00%	5.00%
Other Postretirement Benefits Plan | Benefit Cost
Benefit Cost Assumptions
Expected long-term rate of return on plan assets	4.70%	4.80%	5.20%
Assumed Health Care Cost Trend Rates
Health care cost trend rate	7.00%	7.15%	7.25%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2022	2022	2022
Service Costs | Defined Benefit Plans
Benefit Cost Assumptions
Discount rate	4.20%	4.46%	3.95%	[2]
Interest Costs | Defined Benefit Plans
Benefit Cost Assumptions
Discount rate	3.45%	3.62%	3.95%	[2]
Interest Costs | Other Postretirement Benefits Plan
Benefit Cost Assumptions
Discount rate	3.98%	4.21%	4.20%
Service Costs | Other Postretirement Benefits Plan
Benefit Cost Assumptions
Discount rate	4.35%	4.72%	4.20%

[1]	The 2015 discount rate assumption has been presented to conform to weighted average presentation.
[2]	The 2015 discount rate assumptions have been presented to conform to weighted average presentation.